File No. 333-119153


                    SECURITIES AND EXCHANGE COMMISSION
                        WASHINGTON, D.C. 20549-1004

                              POST-EFFECTIVE
                              AMENDMENT NO. 5

                                    TO

                                 FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2


                                  FT 884
                 CONVERTIBLE & INCOME CLOSED-END PORTFOLIO
                           (Exact Name of Trust)

                        FIRST TRUST PORTFOLIOS L.P.
                         (Exact Name of Depositor)

                          120 East Liberty Drive
                                 Suite 400
                         Wheaton, Illinois  60187

       (Complete address of Depositor's principal executive offices)



          FIRST TRUST PORTFOLIOS L.P. CHAPMAN AND CUTLER LLP
          Attn:  James A. Bowen       Attn:  Eric F. Fess
          120 East Liberty Drive      111 West Monroe Street
          Suite 400                   Chicago, Illinois  60603
          Wheaton, Illinois  60187


             (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:____:    immediately upon filing pursuant to paragraph (b)
:__X_:    January 29, 2010
:____:    60 days after filing pursuant to paragraph (a)
:____:    on (date) pursuant to paragraph (a) of rule (485 or 486)




                   CONTENTS OF POST-EFFECTIVE AMENDMENT
                         OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The purpose of the Amendment

                          The signatures


                       THE PURPOSE OF THE AMENDMENT

     The purpose of this amendment is to terminate the declaration made pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940, as amended, because Units of FT 884 are no longer being offered for sale in the secondary market. A final Rule 24f-2 Notice with respect to such series has been filed concurrently with this filing.


                                    S-1

                                SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, FT 884, CONVERTIBLE & INCOME CLOSED-END PORTFOLIO, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Wheaton and State of Illinois on January 29, 2010.

                         FT 884

                         CONVERTIBLE & INCOME CLOSED-END PORTFOLIO
                                    (Registrant)

                         By:   FIRST TRUST PORTFOLIOS L.P.
                                    (Depositor)


                         By:   Jason T. Henry
                               Senior Vice President


                                    S-2

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following person in the capacity and on the date indicated:

       NAME                TITLE*                 DATE



Judith M. Van Kampen       Director           )
                           of The Charger     )   January 29, 2010
                           Corporation, the   )
                           General Partner of )
                           First Trust        )
                           Portfolios L.P.    )
                                              )
Karla M. Van Kampen-Pierre Director           )
                           of The Charger     )   Jason T. Henry
                           Corporation, the   )   Attorney-in-Fact**
                           General Partner of )
                           First Trust        )
                           Portfolios L.P.    )
                                              )
David G. Wisen             Director           )
                           of The Charger     )
                           Corporation, the   )
                           General Partner of )
                           First Trust        )
                           Portfolios L.P.    )


       * The title of the person named herein represents his capacity in and relationship to First Trust Portfolios L.P., Depositor.

       ** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of FT 597 (File No. 333-76518) and the same is hereby incorporated herein by this reference.
                       CHAPMAN AND CUTLER LLP
                       111 WEST MONROE STREET
                      CHICAGO, ILLINOIS  60603


                          January 29, 2010


Securities and Exchange Commission
100 F Street N.E.
Washington, D.C.  20549

     Re:         THE FIRST TRUST(R) COMBINED SERIES 281
                       SEC File No. 333-109447

Ladies/Gentlemen:

     On behalf of First Trust Portfolios L.P., enclosed is Post-Effective Amendment No. 6 of the subject Registration Statement on Form S-6.

     The Amendment is being filed to update the financial information contained in the prospectus used for the primary offering of the subject series. The Amendment also includes a new report and consent of the accountants.

     It is proposed that this filing will become effective on January 29, 2010 pursuant to paragraph (b) of Rule 485. As counsel to the Sponsor in connection with this registration, we have reviewed this Post-Effective Amendment and hereby represent that such Amendment does not contain disclosures which would render it ineligible to become effective pursuant to said paragraph (b). The required representations of the Sponsor are included on the signature page of this Amendment.

     Should there be any questions, please do not hesitate to contact the undersigned at 312/845-3781.

                          Very truly yours,

                          CHAPMAN AND CUTLER LLP



                          Eric Fred Fess

EFF/mmed
Enclosures


                                    S-3